Taxation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended				3 Months Ended				12 Months Ended
	Feb. 29, 2016	Jul. 31, 2015	Oct. 31, 2013	Sep. 30, 2010	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Nov. 06, 2017 ¥ / shares
Income Tax Contingency [Line Items]
Income tax expense												¥ 377,890	$ 54,962	¥ 267,082		¥ 32,629
Current income tax expense												275,779	40,111	254,803		136,429
Deferred income tax expense												¥ 102,111	$ 14,851	¥ 12,279		¥ (103,800)
Effect of preferential tax rate, basic earning per ADS | (per share)												¥ 3.18	$ 0.46	¥ 3.29		¥ 2.89
Declared special cash dividend | ¥ / shares																			¥ 5.08
Withholding tax on dividend payment												¥ 0	$ 0	¥ 59,336		¥ 0
Undistributed earnings from PRC Subsidiaries					¥ 8,274,556		¥ 5,318,555					8,274,556		5,318,555				$ 1,203,484
Liability for uncertainty in income taxes, Noncurrent					24,068		32,122					24,068		32,122				3,501
Unrecognized tax benefits net basis against the deferred tax assets related to tax loss carryforwards					0		0					0		0
Unrecognized tax benefits that would impact effective tax rate					11,659		16,995					11,659		16,995				1,695
Interest expense relating to unrecognized tax benefits												0		0		2,482
Penalties related to unrecognized tax benefits												0		0		¥ 0
Interest expense relating to tax expense					12,409		13,075					12,409		13,075				1,806
Penalties relating to tax expense					0		0					0		0
Dividend Declared [Member]
Income Tax Contingency [Line Items]
Withholding tax on dividend payment												59,336
VIEs [Member]
Income Tax Contingency [Line Items]
Liability for uncertainty in income taxes, Noncurrent					¥ 14,880		20,010					¥ 14,880		¥ 20,010				$ 2,164
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax year that remains open to examination under enacted tax laws												2014	2014
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax year that remains open to examination under enacted tax laws												2018	2018
Hong Kong [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate												16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Hong Kong [Member] | Subsidiaries [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate			16.50%
Income tax expense | $													$ 0		$ 0		$ 0
Hong Kong [Member] | Shanghai You Che You Jia Financing Co., Ltd
Income Tax Contingency [Line Items]
Percentage of disposal of shareholder					25.00%							25.00%						25.00%
China [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate												25.00%	25.00%	25.00%	25.00%
Effect of change in enacted tax rate					¥ 117,470	$ 17,085	158,995	¥ 173,557
Current income tax expense							163,651	181,586				¥ 118,996	$ 17,307
Deferred income tax expense							¥ 4,656	¥ 8,029				1,526	$ 222
Non-PRC resident withholding tax on dividends paid, percentage														10.00%	10.00%
Net tax operating losses					¥ 384,099							¥ 384,099						$ 55,865
Net tax operating losses expiration year												2019	2019
Withholding income tax rate on dividends distributed by FIEs												10.00%	10.00%
China [Member] | Chengdu Prbrownies Software Co., Ltd. [Member] | Subsequent Event
Income Tax Contingency [Line Items]
Statutory EIT rate									25.00%	25.00%	25.00%
Reduction in statutory income tax rate									50.00%	50.00%	50.00%
China [Member] | High-New Technology Enterprise [Member] | Beijing Cheerbright Technologies Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate				15.00%
Preferential tax rate qualifying year				2019
Effective favorable tax rate														10.00%	10.00%
China [Member] | High-New Technology Enterprise [Member] | Beijing Autohome Technologies Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate		15.00%
Preferential tax rate qualifying year		2020
Effective favorable tax rate														10.00%	10.00%
China [Member] | High-New Technology Enterprise [Member] | Chengdu Prbrownies Software Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate														25.00%	25.00%
Preferential statutory tax rate														15.00%	15.00%
China [Member] | High-New Technology Enterprise [Member] | Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate	15.00%
Preferential tax rate qualifying year	2020
Effective favorable tax rate														10.00%	10.00%
China [Member] | Eligible Software Enterprises [Member] | Chengdu Prbrownies Software Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Period of enterprise income tax exemption												2 years	2 years
China [Member] | Reduction in Taxes [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate on dividends distributed by FIEs												5.00%	5.00%
China [Member] | VIEs [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate												25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
China [Member] | After Two Years [Member] | Eligible Software Enterprises [Member] | Chengdu Prbrownies Software Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Enterprise income tax rate												12.50%	12.50%